Business and segmental reporting	12 Months Ended
Dec. 31, 2014
Business and segmental reporting [Abstract]
Business and segmental reporting
3.	Business and segmental reporting

Ardmore is primarily engaged in the ocean transportation of petroleum and chemical products in international trade through the ownership and operation of a fleet of tankers. Tankers are not bound to specific ports or schedules and therefore can respond to market opportunities by moving between trades and geographical areas. Ardmore charters its vessels to commercial shippers through a combination of time-charter, pool and spot arrangements. The chief operating decision maker (“CODM”) does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of vessel employment, management cannot and does not identify expenses, profitability or other financial information for these charters or other forms of employment. As a result, management, including the CODM, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when Ardmore charters a vessel to a charterer, the charterer is free to trade the vessel worldwide (subject to certain sanctions-related restrictions) and, as a result, the disclosure of geographic information is impracticable. In this respect, Ardmore has determined that it operates under one reportable segment, relating to its operations of its vessels.

The following table presents consolidated revenues for customers that accounted for more than 10% of Ardmore’s consolidated revenues during the periods presented:

	For the year ended
	Dec 31, 2014	Dec 31, 2013		Dec 31, 2012
Navig8 Group	< 10%	< 10%		16,336,503
Dampskibsselskabet Norden A/S	< 10%	5,145,075		5,022,559
Itochu Enex Co., Ltd	< 10%	4,860,957		n/	a
Cargill International SA, Geneva	8,868,074	8,119,657		n/	a
Womar Logistic Pte., Ltd (pool arrangement)	7,072,663	10,299,096		n/	a
Mansel Ltd.	10,370,479	n/	a	n/	a
Koch Shipping Inc.	13,367,970	4,360,159		n/	a

Under spot chartering, voyage expenses are borne by Ardmore, as opposed to the charterer, and so revenue is recognized on a gross freight basis. Under time chartering or pool arrangements, the charterer typically pays voyage expenses and revenue is recognized on a net freight basis.

For pool arrangements, amounts in the above table are indicative of the revenue Ardmore recognized from the pool manager as opposed to individual charterers.